Note 14 - Trade and Other Payables - Schedule of Payables (Details) - CAD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Commodity suppliers' accruals and payables (as restated per Note 5)	$ 414,581	$ 548,098
Green provisions and repurchase obligations	103,245	146,454
Sales tax payable	19,706	22,969
Non-commodity trade accruals and accounts payable	117,473	99,264
Current portion of payable to former joint venture partner	18,194	22,625
Accrued gas payable	3,295	12,937
Other payables	9,171	17,736
Trade and other current payables	$ 685,665	$ 870,083	$ 648,997